Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Statement Of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 49.7	$ 45.8
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	30,000,000	30,000,000
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	600,000,000	600,000,000
Common Stock, Shares, Outstanding	253,500,000	254,500,000